Related Party Balances And Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Revenues (net revenues)	$ (12,014)	$ 1,002	$ 51